RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Trade payables	$ 717	[1]	$ 718	[2]	$ 817	[2]

[1]	On February 12, 2012, $309 out of the total outstanding balance owed to the Service Provider, who is also a related party, for services rendered until December 2011, was settled by the grant of fully vested warrants to purchase 309,492 ordinary shares, £0.01 par value each, of the Company at an exercise price of $2.00 per share and a life of five years.
[2]	On February 12, 2012, $ 309 out of the total outstanding balance owed to the Service Provider, who is also a related party, for services rendered until December 2011, was settled by the grant of fully vested warrants to purchase 309,492 ordinary shares, £ 0.01 par value each, of the Company at an exercise price of $ 2 per share and a life of five years.